Impaired Loans and Non Accrual Loans by Class (Details) - USD ($) $ in Thousands		Dec. 31, 2015		Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Total impaired loans, Recorded Investment		$ 13,760	[1]	$ 12,622	[2]
Total impaired loans, Unpaid Principal Balance		14,181	[1]	13,008	[2]
Impaired loans, Related Allowance		338	[1]	359	[2]
Total impaired loans, Nonaccrual Loans		6,583		4,543
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment		2,397	[1]	2,276	[2]
Impaired loans with valuation allowance, Unpaid Principal Balance		2,397	[1]	2,304	[2]
Impaired loans, Related Allowance		303	[1]	287	[2]
Impaired loans with valuation allowance, Nonaccrual Loans		146		244
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment		1,136	[1]	1,290	[2]
Impaired loans with valuation allowance, Unpaid Principal Balance		1,136	[1]	1,290	[2]
Impaired loans, Related Allowance		35	[1]	52	[2]
Impaired loans with valuation allowance, Nonaccrual Loans		0		132
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	[2]			182
Impaired loans with valuation allowance, Unpaid Principal Balance	[2]			182
Impaired loans, Related Allowance	[2]			20
Impaired loans with valuation allowance, Nonaccrual Loans				182
Total impaired loans with valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment		3,533	[1]	3,748	[2]
Impaired loans with valuation allowance, Unpaid Principal Balance		3,533	[1]	3,776	[2]
Impaired loans, Related Allowance		338	[1]	359	[2]
Impaired loans with valuation allowance, Nonaccrual Loans		146		558
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		3,957	[1]	3,414	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		3,975	[1]	3,485	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		3,748		2,923
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		5,756	[1]	4,815	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		6,159	[1]	5,102	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		2,167		775
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		356	[1]	645	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		356	[1]	645	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		339		264
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		158	[1]	0	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		158	[1]	0	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		183		23
Total impaired loans without valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		10,227	[1]	8,874	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		10,648	[1]	9,232	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		$ 6,437		$ 3,985

[1]	(1) Includes loans acquired with deteriorated credit quality from the Newport Federal Savings Bank ("Newport") merger and performing troubled debt restructurings. Some loans acquired with deteriorated credit quality have not been included as a result of sustained performance.
[2]	(1) Includes loans acquired with deteriorated credit quality from the Newport merger and performing troubled debt restructurings.